Intangible Assets - Schedule of Acquired Intangible Asset Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (11,380)	$ (9,317)
Intangible assets, net	11,052	6,028
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,903	15,345
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,529